Fair Value of Assumptions of Options Estimated on Grant Date (Detail) - $ / shares	12 Months Ended
	May. 31, 2015	May. 31, 2014
Assumptions used to Determine Fair Value Options [Line Items]
Dividends per year	$ 0	$ 0
Volatility percentage	570.00%
Risk free interest rate	1.60%	4.00%
Expected life (years)	5 years
Weighted Average Fair Value	$ 6.74	$ 8.51
Minimum
Assumptions used to Determine Fair Value Options [Line Items]
Volatility percentage		418.00%
Expected life (years)		5 years
Maximum
Assumptions used to Determine Fair Value Options [Line Items]
Volatility percentage		696.00%
Expected life (years)		10 years